UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine            Westport, CT             02/14/05
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   36
                                               -------------

Form 13F Information Table Value Total:             $310,188
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number           Name


     1.         28-1839                ROBERT JAFFEE, GENERAL PARTNER
     2.         28-02944               DEBORAH ZISKIN, GENERAL PARTNER
     3.         28-7626                MARGARET EPPRECHT, GENERAL PARTNER

                                     Form 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS INC  COM        00751Y106     13104  300000  SH        SOLE             300000
------------------------------------------------------------------------------------------------------------
AMGEN INC                COM        031162100     26599  414641  SH        SOLE             414641
------------------------------------------------------------------------------------------------------------
AMYLIN
 PHARMACEUTICALS INC     COM        032346108     14352  614365  SH        SOLE             614365
------------------------------------------------------------------------------------------------------------
ANDREW CORP              COM        034425108      2726  200000  SH        SOLE             200000
------------------------------------------------------------------------------------------------------------
APPLEBEES INTERNATIONAL  COM        037899101     13429  507719  SH        SOLE             507719
------------------------------------------------------------------------------------------------------------
ARBINET THEXCHANGE INC   COM        03875P100       621   25000  SH        SOLE              25000
------------------------------------------------------------------------------------------------------------
ARROW ELECTRONICS INC    COM        042735100      3645  150000  SH        SOLE             150000
------------------------------------------------------------------------------------------------------------
AVNET INC                COM        053807103       912   50000  SH        SOLE              50000
------------------------------------------------------------------------------------------------------------
AXONYX INC               COM        05461R101      3984  642560  SH        SOLE             642560
------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP   COM        101137107     10665  300000  SH        SOLE             300000
------------------------------------------------------------------------------------------------------------
CATERPILLAR INC          COM        149123101     20202  207183  SH        SOLE             207183
------------------------------------------------------------------------------------------------------------
COVENTRY HEALTHCARE INC  COM        222862104      5308  100000  SH        SOLE             100000
------------------------------------------------------------------------------------------------------------
CVS CORPORATION          COM        126650100      4507  100000  SH        SOLE             100000
------------------------------------------------------------------------------------------------------------
CYTEC INDUSTRIES INC     COM        232820100     20568  400000  SH        SOLE             400000
------------------------------------------------------------------------------------------------------------
ENDURANCE SPECIALTY
 HOLDINGS                COM          2353014      7367  215400  SH        SOLE             215400
------------------------------------------------------------------------------------------------------------
ENSCO INTERNATIONAL INC  COM        26874Q100      9392  295911  SH        SOLE             295911
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COM        338488109      5399  277000  SH        SOLE             277000
------------------------------------------------------------------------------------------------------------
GLOBAL SANTA FE CORP     COM        G3903E101      4148  125276  SH        SOLE             125276
------------------------------------------------------------------------------------------------------------
LIBERY MEDIA CORP        COM        530718105     17235 1569641  SH        SOLE            1569641
------------------------------------------------------------------------------------------------------------
MCDONALDS CORP           COM        580135101      8015  250000  SH        SOLE             250000
------------------------------------------------------------------------------------------------------------
METHANEX CORP            COM        597911106      1826  100000  SH        SOLE             100000
------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD    COM         2963372       1282   25000  SH        SOLE              25000
------------------------------------------------------------------------------------------------------------
NOBLE CORP               COM         2891718       1244   25000  SH        SOLE              25000
------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL INC     COM       637071101        882   25000  SH        SOLE              25000
------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP    COM       655844108      17662  488044  SH        SOLE             488044
------------------------------------------------------------------------------------------------------------
ORMAT TECHNOLOGIES INC   COM       686324104       4770  293000  SH        SOLE             293000
------------------------------------------------------------------------------------------------------------
PENTAIR INC              COM       709631105       4356  100000  SH        SOLE             100000
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COM       G3223R108      19430  216950  SH        SOLE             216950
------------------------------------------------------------------------------------------------------------
SAFEWAY INC.             COM       786514208      13818  700000  SH        SOLE             700000
------------------------------------------------------------------------------------------------------------
TIDEWATER INC            COM       886423102       3577  100455  SH        SOLE             100455
------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL
 INDUSTRIES              COM       881624209       7358  246400  SH        SOLE             246400
------------------------------------------------------------------------------------------------------------
TEMPUR PEDIC
 INTERNATIONAL INC       COM       88023U101       4189  197600  SH        SOLE             197600
------------------------------------------------------------------------------------------------------------
VIACOM INC               COM       925524308      11271  309740  SH        SOLE             309740
------------------------------------------------------------------------------------------------------------
WALGREEN INC             COM       931422109       9593  250000  SH        SOLE             250000
------------------------------------------------------------------------------------------------------------
WERNER ENTERPRISES INC   COM       950755108      10216  451231  SH        SOLE             451231
------------------------------------------------------------------------------------------------------------
WARNACO GROUP INC        COM       934390402       6536  302590  SH        SOLE             302590

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